Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Outstanding [Line Items]
Loans, principally from banks, maturing in installments through 2024; bearing weighted average interest of 1.15% and 1.94% at December 31, 2013 and 2012, respectively	¥ 211	¥ 132
Capital lease obligations	2,482	3,532
Long-term debt, including current installments	2,693	3,664
Less current portion	(1,245)	(1,547)
Long-term debt, excluding current installments (Note 8)	¥ 1,448	¥ 2,117